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                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED FEBRUARY 13, 2012
                                      TO
           THE PROSPECTUSES DATED OCTOBER 7, 2011 (AS SUPPLEMENTED)

This supplement applies to the prospectuses for the following variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"): Class VA (offered on and after October 7, 2011); Class L - 4 Year (offered on and after October 7, 2011); Class C (offered on and after
October 7, 2011); Class VA - 4 (offered on and after October 7, 2011); Class S (offered on and after October 7, 2011) and Class S - L Share Option (offered on and after October 7, 2011).

The Guaranteed Minimum Income Benefit Plus IV ("GMIB Plus IV") optional rider will no longer be available for purchase. This change is effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 24, 2012.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THIS OPTIONAL RIDER, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON FEBRUARY 24, 2012.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company                Telephone: (800) 343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614

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